Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	100,000	100,000	100,000
Preferred Stock, shares issued	12,836	16,100	16,100
Preferred Stock, shares outstanding	12,836	16,100	16,100
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	66,041,227	55,741,229	54,174,763
Common Stock, shares outstanding	66,041,227	55,741,229	54,174,763
8.875% Senior Notes
Interest rate	8.875%	8.875%	8.875%
6.25% Senior Notes
Interest rate	6.25%	6.25%	6.25%